Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	1.83750%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$869,239.97

Principal:
Principal Collections	$13,421,853.84
Prepayments in Full	$4,656,714.86
Liquidation Proceeds	$176,284.52
Recoveries	$66,625.76
Sub Total	$18,321,478.98
Collections	$19,190,718.95

Purchase Amounts:
Purchase Amounts Related to Principal	$317,868.65
Purchase Amounts Related to Interest	$1,544.95
Sub Total	$319,413.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,510,132.55

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,510,132.55
Servicing Fee	$257,443.72	$257,443.72	$0.00	$0.00	$19,252,688.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,252,688.83
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,252,688.83
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,252,688.83
Interest - Class A-3 Notes	$76,556.89	$76,556.89	$0.00	$0.00	$19,176,131.94
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$19,023,365.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,023,365.94
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$18,943,214.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,943,214.77
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$18,885,299.77
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,885,299.77
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$18,814,222.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,814,222.27
Regular Principal Payment	$17,731,502.09	$17,731,502.09	$0.00	$0.00	$1,082,720.18
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,082,720.18
Residual Released to Depositor	$0.00	$1,082,720.18	$0.00	$0.00	$0.00
Total		$19,510,132.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,731,502.09
Total					$17,731,502.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,731,502.09	$36.71	$76,556.89	$0.16	$17,808,058.98	$36.87
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$17,731,502.09	$11.01	$438,466.56	$0.27	$18,169,968.65	$11.28

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$71,772,081.46	0.1485964	$54,040,579.37	0.1118853
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$294,112,081.46	0.1825717	$276,380,579.37	0.1715648

Pool Information
Weighted Average APR	3.442%	3.451%
Weighted Average Remaining Term	26.48	25.70
Number of Receivables Outstanding	29,021	28,127
Pool Balance	$308,932,462.89	$290,069,112.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$294,112,081.46	$276,380,579.37
Pool Factor	0.1850562	0.1737567

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$13,688,533.59
Targeted Overcollateralization Amount	$13,688,533.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,688,533.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$290,628.06
(Recoveries)		136	$66,625.76
Net Loss for Current Collection Period			$ 224,002.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8701%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5076%
Second Prior Collection Period			0.6231%
Prior Collection Period			0.7709%
Current Collection Period			0.8975%
Four Month Average (Current and Prior Three Collection Periods)			0.6998%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5012	$13,164,329.27
(Cumulative Recoveries)			$1,994,678.64
Cumulative Net Loss for All Collection Periods			$11,169,650.63
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6691%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,626.56
Average Net Loss for Receivables that have experienced a Realized Loss			$2,228.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.00%	414	$5,799,713.30
61-90 Days Delinquent	0.15%	32	$444,805.69
91-120 Days Delinquent	0.04%	7	$113,367.76
Over 120 Days Delinquent	0.24%	47	$698,874.78
Total Delinquent Receivables	2.43%	500	$7,056,761.53

Repossession Inventory:
Repossessed in the Current Collection Period		14	$220,432.71
Total Repossessed Inventory		27	$479,406.06

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3130%
Prior Collection Period			0.4032%
Current Collection Period			0.3058%
Three Month Average			0.3406%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer